                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 4, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

The American Performance U.S. Tax Efficient Mid Cap Equity Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR
                               FUTURE REFERENCE.

APFSPALL 0106

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 4, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

The American Performance U.S. Large Cap Equity Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR
                               FUTURE REFERENCE.

APFSPALL2 0106

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 4, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

The American Performance U.S. Mid Cap Equity Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR
                               FUTURE REFERENCE.

APFSPALL3 0106

                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 4, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

The American Performance U.S. Small Cap Equity Fund has not commenced operations as of the date of this supplement and is currently not available for sale.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR
                               FUTURE REFERENCE.

APFSPALL4 0106